UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	83,515,480	128,779,497
2.0%		Short-Term Investments	2,666,862	2,666,867

100.0%		Total Investments	86,182,342	131,446,364
0.2%		Collateral Invested for Securities on Loan	300,097	300,097
(0	.2)%	Other Assets and Liabilities, Net		(325,562)

100.0%		Net Assets		131,420,899

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	39,612	590,615
Harley-Davidson, Inc.	2,356	100,106
Johnson Controls, Inc.	7,200	299,304
The Goodyear Tire & Rubber Co. *	2,500	37,450

		1,027,475

Banks 2.9%
BB&T Corp.	7,320	200,934
Comerica, Inc.	1,930	70,870
Fifth Third Bancorp	9,805	136,093
First Horizon National Corp.	3,110	34,863
Hudson City Bancorp, Inc.	5,700	55,176
Huntington Bancshares, Inc.	4,856	32,244
KeyCorp	8,700	77,256
M&T Bank Corp.	1,071	94,751
Marshall & Ilsley Corp.	3,438	27,470
People’s United Financial, Inc.	4,600	57,868
PNC Financial Services Group, Inc.	5,611	353,437
Regions Financial Corp.	15,227	110,548
SunTrust Banks, Inc.	5,800	167,272
U.S. Bancorp	20,499	541,788
Wells Fargo & Co.	55,958	1,773,869
Zions Bancorp	1,508	34,774

		3,769,213

Capital Goods 8.5%
3M Co.	7,630	713,405
Caterpillar, Inc.	6,780	754,953
Cummins, Inc.	2,100	230,202
Danaher Corp.	5,652	293,339
Deere & Co.	4,540	439,881
Dover Corp.	2,100	138,054
Eaton Corp.	3,480	192,931
Emerson Electric Co.	8,060	470,946
Fastenal Co.	1,276	82,723
Flowserve Corp.	600	77,280
Fluor Corp.	2,000	147,320
General Dynamics Corp.	4,010	307,006
General Electric Co.	113,368	2,273,028
Goodrich Corp.	1,360	116,321
Honeywell International, Inc.	8,237	491,831
Huntington Ingalls Industries, Inc. *	25	1,038
Illinois Tool Works, Inc.	4,444	238,732
Ingersoll-Rand plc	3,400	164,254
ITT Corp.	2,080	124,904
Jacobs Engineering Group, Inc. *	1,500	77,145
Joy Global, Inc.	1,100	108,691
L-3 Communications Holdings, Inc.	1,300	101,803
Lockheed Martin Corp.	3,130	251,652
Masco Corp.	3,910	54,427
Northrop Grumman Corp.	3,154	197,787
PACCAR, Inc.	3,894	203,851
Pall Corp.	1,400	80,654
Parker Hannifin Corp.	1,835	173,738
Precision Castparts Corp.	1,500	220,770
Quanta Services, Inc. *	2,500	56,075
Raytheon Co.	4,010	203,989
Rockwell Automation, Inc.	1,490	141,028
Rockwell Collins, Inc.	1,600	103,728
Roper Industries, Inc.	1,000	86,460
Snap-on, Inc.	600	36,036
Textron, Inc.	2,900	79,431
The Boeing Co.	7,796	576,358
Tyco International Ltd.	5,300	237,281
United Technologies Corp.	9,930	840,574
W.W. Grainger, Inc.	600	82,608

		11,172,234

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,100	46,156
Cintas Corp.	1,157	35,022
Equifax, Inc.	1,300	50,505
Iron Mountain, Inc.	2,400	74,952
Pitney Bowes, Inc.	2,300	59,087
R.R. Donnelley & Sons Co.	1,860	35,191
Republic Services, Inc.	3,236	97,210
Robert Half International, Inc.	1,550	47,430
Stericycle, Inc. *	900	79,803
The Dun & Bradstreet Corp.	600	48,144
Waste Management, Inc.	5,127	191,442

		764,942

Consumer Durables & Apparel 1.0%
Coach, Inc.	3,300	171,732

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
D.R. Horton, Inc.	2,500	29,125
Fortune Brands, Inc.	1,607	99,457
Harman International Industries, Inc.	800	37,456
Hasbro, Inc.	1,475	69,089
Leggett & Platt, Inc.	1,600	39,200
Lennar Corp., Class A	1,600	28,992
Mattel, Inc.	4,000	99,720
Newell Rubbermaid, Inc.	3,324	63,588
NIKE, Inc., Class B	4,120	311,884
Polo Ralph Lauren Corp.	700	86,555
PulteGroup, Inc. *	3,365	24,901
Stanley Black & Decker, Inc.	1,423	109,002
VF Corp.	1,010	99,515
Whirlpool Corp.	933	79,641

		1,349,857

Consumer Services 1.7%
Apollo Group, Inc., Class A *	1,327	55,349
Carnival Corp.	4,622	177,300
Darden Restaurants, Inc.	1,590	78,116
DeVry, Inc.	600	33,042
H&R Block, Inc.	3,000	50,220
International Game Technology	3,400	55,182
Marriott International, Inc., Class A	3,057	108,768
McDonald’s Corp.	11,410	868,187
Starbucks Corp.	7,820	288,949
Starwood Hotels & Resorts Worldwide, Inc.	1,940	112,753
Wyndham Worldwide Corp.	1,880	59,803
Wynn Resorts Ltd.	800	101,800
Yum! Brands, Inc.	5,000	256,900

		2,246,369

Diversified Financials 7.1%
American Express Co.	11,180	505,336
Ameriprise Financial, Inc.	2,678	163,572
Bank of America Corp.	106,267	1,416,539
Bank of New York Mellon Corp.	12,977	387,623
Capital One Financial Corp.	4,780	248,369
Citigroup, Inc. *	304,899	1,347,654
CME Group, Inc.	760	229,178
Discover Financial Services	6,090	146,891
E*TRADE Financial Corp. *	516	8,065
Federated Investors, Inc., Class B (c)	1,100	29,425
Franklin Resources, Inc.	1,600	200,128
IntercontinentalExchange, Inc. *	800	98,832
Invesco Ltd.	5,100	130,356
Janus Capital Group, Inc.	1,941	24,204
JPMorgan Chase & Co.	42,021	1,937,168
Legg Mason, Inc.	1,500	54,135
Leucadia National Corp.	2,300	86,342
Moody’s Corp.	2,280	77,315
Morgan Stanley	15,980	436,574
Northern Trust Corp.	2,570	130,427
NYSE Euronext	2,900	101,993
SLM Corp. *	4,900	74,970
State Street Corp.	5,300	238,182
T. Rowe Price Group, Inc.	2,700	179,334
The Charles Schwab Corp. (a)	10,306	185,817
The Goldman Sachs Group, Inc.	5,417	858,432
The NASDAQ OMX Group, Inc. *	1,300	33,592

		9,330,453

Energy 13.0%
Anadarko Petroleum Corp.	5,294	433,684
Apache Corp.	4,108	537,819
Baker Hughes, Inc.	4,621	339,320
Cabot Oil & Gas Corp.	1,000	52,970
Cameron International Corp. *	2,600	148,460
Chesapeake Energy Corp.	7,100	237,992
Chevron Corp.	21,316	2,289,978
ConocoPhillips	15,652	1,249,969
CONSOL Energy, Inc.	2,300	123,349
Denbury Resources, Inc. *	3,300	80,520
Devon Energy Corp.	4,663	427,924
Diamond Offshore Drilling, Inc.	600	46,620
El Paso Corp.	7,841	141,138
EOG Resources, Inc.	2,714	321,636
EQT Corp.	1,700	84,830
Exxon Mobil Corp.	53,276	4,482,110
FMC Technologies, Inc. *	1,300	122,824
Halliburton Co.	9,720	484,445
Helmerich & Payne, Inc.	1,100	75,559
Hess Corp.	3,110	265,003
Marathon Oil Corp.	7,564	403,237
Massey Energy Co.	1,000	68,360
Murphy Oil Corp.	2,132	156,531
Nabors Industries Ltd. *	3,200	97,216
National Oilwell Varco, Inc.	4,386	347,678
Newfield Exploration Co. *	1,400	106,414
Noble Corp.	2,600	118,612
Noble Energy, Inc.	1,900	183,635
Occidental Petroleum Corp.	8,700	909,063
Peabody Energy Corp.	2,800	201,488
Pioneer Natural Resources Co.	1,300	132,496
QEP Resources, Inc.	1,800	72,972
Range Resources Corp.	1,700	99,382
Rowan Cos., Inc. *	1,200	53,016
Schlumberger Ltd.	14,581	1,359,824
Southwestern Energy Co. *	3,700	158,989
Spectra Energy Corp.	6,681	181,590
Sunoco, Inc.	1,240	56,532
Tesoro Corp. *	1,800	48,294
The Williams Cos., Inc.	6,300	196,434
Valero Energy Corp.	5,760	171,763

		17,069,676

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	4,700	344,604
CVS Caremark Corp.	14,535	498,841
Safeway, Inc.	4,040	95,102
SUPERVALU, Inc.	2,435	21,745
Sysco Corp.	6,300	174,510
The Kroger Co.	6,640	159,161
Wal-Mart Stores, Inc.	21,210	1,103,980
Walgreen Co.	10,145	407,220
Whole Foods Market, Inc.	1,500	98,850

		2,904,013

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	22,264	579,532
Archer-Daniels-Midland Co.	6,700	241,267
Brown-Forman Corp., Class B	880	60,104
Campbell Soup Co.	2,000	66,220
Coca-Cola Enterprises, Inc.	3,500	95,550
ConAgra Foods, Inc.	4,870	115,663
Constellation Brands, Inc., Class A *	1,700	34,476
Dean Foods Co. *	1,700	17,000
Dr Pepper Snapple Group, Inc.	2,700	100,332
General Mills, Inc.	6,858	250,660
H.J. Heinz Co.	3,370	164,523
Hormel Foods Corp.	1,400	38,976
Kellogg Co.	2,800	151,144
Kraft Foods, Inc., Class A	18,690	586,118
Lorillard, Inc.	1,636	155,436
McCormick & Co., Inc. - Non Voting Shares	1,500	71,745
Mead Johnson Nutrition Co.	2,300	133,239
Molson Coors Brewing Co., Class B	1,678	78,682
PepsiCo, Inc.	16,848	1,085,180
Philip Morris International, Inc.	19,444	1,276,110
Reynolds American, Inc.	3,512	124,781
Sara Lee Corp.	7,000	123,690
The Coca-Cola Co.	24,502	1,625,708
The Hershey Co.	1,644	89,351
The JM Smucker Co.	1,246	88,952
Tyson Foods, Inc., Class A	2,486	47,706

		7,402,145

Health Care Equipment & Services 4.0%
Aetna, Inc.	4,280	160,200
AmerisourceBergen Corp.	2,960	117,098
Baxter International, Inc.	6,250	336,063
Becton, Dickinson & Co.	2,500	199,050
Boston Scientific Corp. *	16,590	119,282
C.R. Bard, Inc.	1,020	101,296
Cardinal Health, Inc.	3,734	153,579
CareFusion Corp. *	2,417	68,159
Cerner Corp. *	800	88,960
CIGNA Corp.	3,080	136,382
Coventry Health Care, Inc. *	1,550	49,430
Covidien plc	5,000	259,700
DaVita, Inc. *	800	68,408
DENTSPLY International, Inc.	1,600	59,184
Edwards Lifesciences Corp. *	1,200	104,400
Express Scripts, Inc. *	5,828	324,095
Humana, Inc. *	1,900	132,886
Intuitive Surgical, Inc. *	400	133,384
Laboratory Corp. of America Holdings *	1,104	101,712
McKesson Corp.	2,816	222,605
Medco Health Solutions, Inc. *	4,586	257,550
Medtronic, Inc.	11,549	454,453
Patterson Cos., Inc.	980	31,546
Quest Diagnostics, Inc.	1,560	90,043
St. Jude Medical, Inc.	3,804	194,993
Stryker Corp.	3,260	198,208
Tenet Healthcare Corp. *	6,500	48,425
UnitedHealth Group, Inc.	12,010	542,852
Varian Medical Systems, Inc. *	1,000	67,640
WellPoint, Inc.	4,236	295,630
Zimmer Holdings, Inc. *	2,184	132,198

		5,249,411

Household & Personal Products 2.2%
Avon Products, Inc.	4,616	124,817
Colgate-Palmolive Co.	5,220	421,567
Kimberly-Clark Corp.	4,326	282,358
The Clorox Co.	1,500	105,105
The Estee Lauder Cos., Inc., Class A	1,200	115,632
The Procter & Gamble Co.	30,073	1,852,497

		2,901,976

Insurance 3.8%
ACE Ltd.	3,600	232,920
Aflac, Inc.	5,050	266,539
American International Group, Inc. (c)*	1,371	48,177
Aon Corp.	3,210	170,002
Assurant, Inc.	1,100	42,361
Berkshire Hathaway, Inc., Class B *	18,338	1,533,607
Cincinnati Financial Corp.	1,735	56,908
Genworth Financial, Inc., Class A *	5,000	67,300
Lincoln National Corp.	3,662	110,006
Loews Corp.	3,388	145,989
Marsh & McLennan Cos., Inc.	5,800	172,898
MetLife, Inc.	11,207	501,289
Principal Financial Group, Inc.	3,563	114,408
Prudential Financial, Inc.	4,970	306,053
The Allstate Corp.	5,640	179,239
The Chubb Corp.	3,280	201,097
The Hartford Financial Services Group, Inc.	4,630	124,686
The Progressive Corp.	6,880	145,374
The Travelers Cos., Inc.	5,039	299,720
Torchmark Corp.	800	53,184
Unum Group	3,676	96,495
XL Group plc	3,300	81,180

		4,949,432

Materials 3.6%
Air Products & Chemicals, Inc.	2,320	209,218
Airgas, Inc.	800	53,136
AK Steel Holding Corp.	1,125	17,752
Alcoa, Inc.	11,072	195,421
Allegheny Technologies, Inc.	1,070	72,460
Ball Corp.	2,000	71,700
Bemis Co., Inc.	1,000	32,810
CF Industries Holdings, Inc.	700	95,753
Cliffs Natural Resources, Inc.	1,500	147,420
E.I. du Pont de Nemours & Co.	9,714	533,979
Eastman Chemical Co.	800	79,456
Ecolab, Inc.	2,504	127,754
FMC Corp.	700	59,451

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Freeport-McMoRan Copper & Gold, Inc.	10,004	555,722
International Flavors & Fragrances, Inc.	800	49,840
International Paper Co.	4,698	141,786
MeadWestvaco Corp.	1,649	50,014
Monsanto Co.	5,750	415,495
Newmont Mining Corp.	5,246	286,327
Nucor Corp.	3,400	156,468
Owens-Illinois, Inc. *	1,700	51,323
PPG Industries, Inc.	1,800	171,378
Praxair, Inc.	3,245	329,692
Sealed Air Corp.	1,928	51,400
Sigma-Aldrich Corp.	1,282	81,586
The Dow Chemical Co.	12,405	468,289
The Sherwin-Williams Co.	933	78,363
Titanium Metals Corp. *	1,000	18,580
United States Steel Corp.	1,500	80,910
Vulcan Materials Co.	1,100	50,160

		4,733,643

Media 3.3%
Cablevision Systems Corp., Class A	2,500	86,525
CBS Corp., Class B - Non Voting Shares	7,280	182,291
Comcast Corp., Class A	30,013	741,921
DIRECTV, Class A *	9,280	434,304
Discovery Communications, Inc., Class A *	3,000	119,700
Gannett Co., Inc.	2,960	45,081
News Corp., Class A	24,374	428,008
Omnicom Group, Inc.	3,040	149,142
Scripps Networks Interactive, Class A	1,000	50,090
The Interpublic Group of Cos., Inc.	4,997	62,812
The McGraw-Hill Cos., Inc.	3,330	131,202
The Walt Disney Co.	20,420	879,898
The Washington Post Co., Class B	30	13,127
Time Warner Cable, Inc.	3,809	271,734
Time Warner, Inc.	11,974	427,472
Viacom Inc., Class B	6,480	301,450

		4,324,757

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	16,555	812,023
Agilent Technologies, Inc. *	3,667	164,208
Allergan, Inc.	3,310	235,076
Amgen, Inc. *	10,264	548,611
Biogen Idec, Inc. *	2,550	187,145
Bristol-Myers Squibb Co.	18,300	483,669
Celgene Corp. *	5,050	290,527
Cephalon, Inc. (c)*	900	68,202
Eli Lilly & Co.	10,820	380,539
Forest Laboratories, Inc. *	3,170	102,391
Genzyme Corp. *	2,700	205,605
Gilead Sciences, Inc. *	8,978	381,026
Hospira, Inc. *	1,900	104,880
Johnson & Johnson	29,238	1,732,351
Life Technologies Corp. *	1,839	96,400
Merck & Co., Inc.	32,629	1,077,083
Mylan, Inc. *	2,691	61,005
PerkinElmer, Inc.	1,200	31,524
Pfizer, Inc.	85,196	1,730,331
Thermo Fisher Scientific, Inc. *	4,390	243,865
Waters Corp. *	1,000	86,900
Watson Pharmaceuticals, Inc. *	1,200	67,212

		9,090,573

Real Estate 1.5%
Apartment Investment & Management Co., Class A	1,277	32,525
AvalonBay Communities, Inc.	934	112,155
Boston Properties, Inc.	1,516	143,792
CB Richard Ellis Group, Inc., Class A *	2,900	77,430
Equity Residential	3,200	180,512
HCP, Inc.	3,400	128,996
Health Care REIT, Inc.	1,400	73,416
Host Hotels & Resorts, Inc.	7,060	124,327
Kimco Realty Corp.	3,910	71,709
Plum Creek Timber Co., Inc.	1,760	76,754
ProLogis	5,000	79,900
Public Storage	1,500	166,365
Simon Property Group, Inc.	3,137	336,161
Ventas, Inc.	1,700	92,310
Vornado Realty Trust	1,763	154,262
Weyerhaeuser Co.	5,541	136,309

		1,986,923

Retailing 3.5%
Abercrombie & Fitch Co., Class A	500	29,350
Amazon.com, Inc. *	3,800	684,494
AutoNation, Inc. (c)*	1,000	35,370
AutoZone, Inc. *	300	82,068
Bed Bath & Beyond, Inc. *	2,716	131,101
Best Buy Co., Inc.	3,825	109,854
Big Lots, Inc. *	900	39,087
CarMax, Inc. *	2,500	80,250
Expedia, Inc.	2,200	49,852
Family Dollar Stores, Inc.	1,300	66,716
GameStop Corp., Class A *	2,000	45,040
Genuine Parts Co.	1,700	91,188
J.C. Penney Co., Inc.	2,500	89,775
Kohl’s Corp.	3,410	180,867
Limited Brands, Inc.	2,808	92,327
Lowe’s Cos., Inc.	15,040	397,507
Macy’s, Inc.	4,522	109,704
Netflix, Inc. *	500	118,665
Nordstrom, Inc.	1,750	78,540
O’Reilly Automotive, Inc. *	1,500	86,190
Priceline.com, Inc. *	500	253,220
RadioShack Corp.	259	3,888
Ross Stores, Inc.	1,300	92,456
Sears Holdings Corp. (c)*	405	33,473
Staples, Inc.	7,850	152,447
Target Corp.	7,720	386,077
The Gap, Inc.	4,676	105,958
The Home Depot, Inc.	17,765	658,371
The TJX Cos., Inc.	4,310	214,336

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tiffany & Co.	1,126	69,182
Urban Outfitters, Inc. *	1,200	35,796

		4,603,149

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	5,530	47,558
Altera Corp.	3,280	144,386
Analog Devices, Inc.	3,230	127,197
Applied Materials, Inc.	14,270	222,897
Broadcom Corp., Class A *	4,755	187,252
First Solar, Inc. (c)*	600	96,504
Intel Corp.	59,021	1,190,453
KLA-Tencor Corp.	1,800	85,266
Linear Technology Corp.	2,230	74,995
LSI Corp. *	5,410	36,788
MEMC Electronic Materials, Inc. *	1,900	24,624
Microchip Technology, Inc.	2,100	79,821
Micron Technology, Inc. *	8,800	100,848
National Semiconductor Corp.	2,500	35,850
Novellus Systems, Inc. *	900	33,417
NVIDIA Corp. *	6,300	116,298
Teradyne, Inc. *	2,100	37,401
Texas Instruments, Inc.	12,760	440,986
Xilinx, Inc.	2,800	91,840

		3,174,381

Software & Services 8.4%
Adobe Systems, Inc. *	5,600	185,696
Akamai Technologies, Inc. *	2,000	76,000
Autodesk, Inc. *	2,420	106,746
Automatic Data Processing, Inc.	5,213	267,479
BMC Software, Inc. *	1,860	92,516
CA, Inc.	4,144	100,202
Citrix Systems, Inc. *	1,960	143,982
Cognizant Technology Solutions Corp., Class A *	3,200	260,480
Computer Sciences Corp.	1,800	87,714
Compuware Corp. *	2,650	30,608
eBay, Inc. *	12,388	384,524
Electronic Arts, Inc. *	4,058	79,253
Fidelity National Information Services, Inc.	3,000	98,070
Fiserv, Inc. *	1,560	97,843
Google, Inc., Class A *	2,635	1,544,663
International Business Machines Corp.	13,345	2,176,169
Intuit, Inc. *	2,896	153,778
MasterCard, Inc., Class A	1,000	251,720
Microsoft Corp.	80,688	2,046,248
Monster Worldwide, Inc. *	1,704	27,094
Novell, Inc. *	3,200	18,976
Oracle Corp.	40,980	1,367,503
Paychex, Inc.	3,450	108,192
Red Hat, Inc. *	2,000	90,780
SAIC, Inc. *	2,500	42,300
Salesforce.com, Inc. *	1,054	140,793
Symantec Corp. *	8,841	163,912
Teradata Corp. *	1,800	91,260
Total System Services, Inc.	1,800	32,436
VeriSign, Inc.	2,025	73,325
Visa, Inc., Class A	5,300	390,186
Western Union Co.	7,059	146,615
Yahoo!, Inc. *	14,010	233,266

		11,110,329

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	1,900	103,341
Apple, Inc. *	9,870	3,439,201
Cisco Systems, Inc.	60,498	1,037,541
Corning, Inc.	16,650	343,490
Dell, Inc. *	17,772	257,872
EMC Corp. *	21,962	583,091
F5 Networks, Inc. *	900	92,313
FLIR Systems, Inc.	1,500	51,915
Harris Corp.	1,400	69,440
Hewlett-Packard Co.	23,993	982,993
Jabil Circuit, Inc.	2,127	43,455
JDS Uniphase Corp. *	2,519	52,496
Juniper Networks, Inc. *	5,600	235,648
Lexmark International, Inc., Class A *	760	28,150
Molex, Inc.	1,600	40,192
Motorola Mobility Holdings, Inc. *	3,041	74,200
Motorola Solutions, Inc. *	3,476	155,342
NetApp, Inc. *	3,800	183,084
QUALCOMM, Inc.	17,120	938,690
SanDisk Corp. *	2,400	110,616
Tellabs, Inc.	4,730	24,785
Western Digital Corp. *	2,300	85,767
Xerox Corp.	14,167	150,879

		9,084,501

Telecommunication Services 3.0%
American Tower Corp., Class A *	4,270	221,271
AT&T, Inc.	62,658	1,917,335
CenturyLink, Inc.	3,241	134,664
Frontier Communications Corp.	11,096	91,209
MetroPCS Communications, Inc. *	1,700	27,608
Qwest Communications International, Inc.	17,696	120,864
Sprint Nextel Corp. *	31,859	147,826
Verizon Communications, Inc.	30,254	1,165,989
Windstream Corp.	5,335	68,661

		3,895,427

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,800	133,434
CSX Corp.	4,020	315,972
Expeditors International of Washington, Inc.	2,300	115,322
FedEx Corp.	3,320	310,586
Norfolk Southern Corp.	3,900	270,153
Ryder System, Inc.	600	30,360
Southwest Airlines Co.	7,886	99,600
Union Pacific Corp.	5,280	519,182
United Parcel Service, Inc., Class B	10,405	773,300

		2,567,909

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.1%
Ameren Corp.	2,400	67,368
American Electric Power Co., Inc.	5,070	178,160
CenterPoint Energy, Inc.	4,550	79,898
CMS Energy Corp.	2,960	58,134
Consolidated Edison, Inc.	3,050	154,696
Constellation Energy Group, Inc.	2,100	65,373
Dominion Resources, Inc.	6,150	274,905
DTE Energy Co.	1,700	83,232
Duke Energy Corp.	14,083	255,606
Edison International	3,500	128,065
Entergy Corp.	1,927	129,514
Exelon Corp.	7,040	290,330
FirstEnergy Corp.	4,569	169,464
Integrys Energy Group, Inc.	697	35,205
NextEra Energy, Inc.	4,450	245,284
Nicor, Inc.	610	32,757
NiSource, Inc.	2,946	56,504
Northeast Utilities	2,000	69,200
NRG Energy, Inc. *	2,600	56,004
ONEOK, Inc.	1,100	73,568
Pepco Holdings, Inc.	2,250	41,963
PG&E Corp.	4,300	189,974
Pinnacle West Capital Corp.	1,050	44,930
PPL Corp.	4,710	119,163
Progress Energy, Inc.	3,180	146,725
Public Service Enterprise Group, Inc.	5,450	171,729
SCANA Corp.	1,200	47,244
Sempra Energy	2,731	146,109
Southern Co.	8,860	337,655
TECO Energy, Inc.	2,140	40,146
The AES Corp. *	7,250	94,250
Wisconsin Energy Corp.	2,500	76,250
Xcel Energy, Inc.	4,659	111,304

		4,070,709

Total Common Stock
(Cost $83,515,480)		128,779,497

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposit 1.9%
Citibank
0.03%, 04/01/11	2,496,890	2,496,890

U.S. Treasury Bills 0.1%
U.S. Treasury Bills
0.07%, 06/16/11 (b)	30,000	29,996
0.08%, 06/16/11 (b)	140,000	139,981

		169,977

Total Short-Term Investments
(Cost $2,666,862)		2,666,867

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	300,097	300,097

Total Collateral Invested for Securities on Loan
(Cost $300,097)		300,097

End of collateral invested for securities on loan.

At 03/31/11, the tax basis cost of the fund’s investments was $89,383,075 and the unrealized appreciation and depreciation were $52,288,844 and ($10,225,555), respectively, with a net unrealized appreciation of $42,063,289.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 03/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/17/11	35	2,311,750	46,459

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$128,779,497	$—	$—	$128,779,497
Short-Term Investments(a)	—	2,666,867	—	2,666,867

Total	$128,779,497	$2,666,867	$—	$131,446,364

Other Financial Instruments Collateral Invested for Securities on Loan	$300,097	$—	$—	$300,097
Futures Contract*	46,459	—	—	46,459

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1 and Level 2 from January 1, 2011 through March 31, 2011.

On March 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG47715MAR11

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

74.1%	U.S. Government Agency Securities	107,949,007	107,949,007
25.6%	Repurchase Agreements	37,261,080	37,261,080

99.7%	Total Investments	145,210,087	145,210,087
0.3%	Other Assets and Liabilities, Net		440,289

100.0%	Net Assets		145,650,376

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Agency Securities 74.1% of net assets

Fixed-Rate Coupon Notes 8.8%
Fannie Mae		1.38%		04/28/11	3,840,000	3,843,555

Federal Home Loan Bank		0.32%		02/01/12	1,000,000	999,975

Freddie Mac		3.25%		04/14/11	1,500,000	1,501,704
		5.13%		04/18/11	1,200,000	1,202,764
		1.63%		04/26/11	1,272,000	1,273,306
		3.88%		06/29/11	3,925,000	3,960,422

						12,781,726

Fixed-Rate Discount Notes 59.1%
Fannie Mae		0.19%		04/11/11	1,000,000	999,947
		0.20%		04/26/11	1,750,000	1,749,763
		0.12%		05/02/11	1,000,000	999,897
		0.11%		05/09/11	4,600,000	4,599,466
		0.11%		05/16/11	3,004,000	3,003,587
		0.21%		06/08/11	1,000,000	999,603
		0.16%		06/15/11	4,512,000	4,510,496
		0.15%		06/15/11	3,458,000	3,456,919
		0.13%		06/15/11	1,000,000	999,729

Federal Farm Credit Bank		0.07%		04/19/11	5,000,000	4,999,825
		0.18%		05/02/11	2,959,000	2,958,554
		0.21%		07/25/11	4,000,000	3,997,317

Federal Home Loan Bank		0.18%		04/13/11	12,792,000	12,791,254
		0.17%		04/29/11	1,393,000	1,392,816
		0.12%		05/13/11	4,100,000	4,099,450
		0.11%		05/13/11	1,144,000	1,143,853
		0.11%		05/17/11	1,075,000	1,074,849
		0.20%		06/01/11	1,000,000	999,661
		0.17%		06/01/11	2,916,000	2,915,160
		0.12%		06/03/11	1,985,000	1,984,583

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		06/15/11	1,621,000	1,620,493

Freddie Mac		0.21%		04/05/11	1,000,000	999,977
		0.19%		04/18/11	1,555,000	1,554,861
		0.25%		04/21/11	1,450,000	1,449,799
		0.11%		05/02/11	1,000,000	999,905
		0.14%		05/09/11	1,000,000	999,852
		0.14%		05/17/11	2,000,000	1,999,642
		0.20%		05/26/11	1,820,000	1,819,444
		0.15%		06/06/11	5,500,000	5,498,488
		0.20%		06/13/11	1,755,000	1,754,288
		0.17%		06/21/11	4,300,000	4,298,355
		0.15%		07/18/11	1,500,000	1,499,325
		0.17%		10/19/11	2,000,000	1,998,102

						86,169,260

Other Government Related 6.2%
Straight A Funding, L.L.C.	a,b,c,d	0.25%		04/11/11	3,000,000	2,999,792
	a,b,c,d	0.25%		05/09/11	3,000,000	2,999,208
	a,b,c,d	0.25%		05/18/11	3,000,000	2,999,021

						8,998,021

Total U.S. Government Agency Securities
(Cost $107,949,007)						107,949,007

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.6% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $20,400,030, issued 03/31/11, due 04/01/11.		0.12%		04/01/11	20,000,067	20,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $17,609,559, issued 03/31/11, due 04/01/11.		0.12%		04/01/11	17,261,137	17,261,080

Total Repurchase Agreements
(Cost $37,261,080)						37,261,080

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $145,210,087.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,998,021 or 6.2% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47713MAR11

 3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Other Investment Companies	24,680,403	30,086,738
1.4%	Short-Term Investment	425,966	425,966

99.5%	Total Investments	25,106,369	30,512,704
0.5%	Other Assets and Liabilities, Net		140,266

100.0%	Net Assets		30,652,970

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.1% of net assets

Equity Funds 80.0%

International 19.8%
Schwab International Index Fund (a)	337,596	6,066,607

Large-Cap 39.9%
Schwab 1000 Index Fund (a)	77,304	3,051,194
Schwab S&P 500 Index Fund (a)	443,742	9,194,343

		12,245,537

Small-Cap 20.3%
Schwab Small-Cap Index Fund (a)	271,810	6,210,869

		24,523,013

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	489,486	4,478,801

Money Market Fund 3.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,084,924	1,084,924

Total Other Investment Companies
(Cost $24,680,403)		30,086,738

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Citibank
0.03%, 04/01/11	425,966	425,966

Total Short-Term Investment
(Cost $425,966)		425,966

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $25,802,585 and the unrealized appreciation and depreciation were $4,710,119 and ($0), respectively, with a net unrealized appreciation of $4,710,119.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$30,086,738	$—	$—	$30,086,738
Short-Term Investment(a)	—	425,966	—	425,966

Total	$30,086,738	$425,966	$—	$30,512,704

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47714MAR11

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: May 23, 2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: May 23, 2011